Share-based payments (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2020 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 ¥ / shares shares	Jan. 31, 2017 $ / shares shares	Jan. 31, 2017 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 ¥ / shares $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2012 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2014 shares	Mar. 31, 2011 shares
Share-based Payments
Maximum period of authorized leave of absence after which vesting shall be suspended							90 days
Assumptions used in valuation of the fair value of the share options
Exercise multiples								2.8	2.8
Options outstanding
Outstanding at the beginning of the period (in shares)	2,295,791					5,806,691	7,488,400	2,295,791	2,295,791
Granted (in shares)	5,363,788							5,363,788	5,363,788
Exercised (in shares)							(1,646,137)	(157,429)	(157,429)
Forfeited (in shares)							(35,572)	(13,750)	(13,750)
Outstanding at the end of the period (in shares)						5,806,691	5,806,691	7,488,400	7,488,400	2,295,791
Non-vested at the end of the period (in shares)												2,756,391
Options vested and expected to vest at the end of the period (in shares)												5,806,691
Exercisable at the end of the period (in shares)												3,050,300
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 27.59					$ 61.51	$ 56.28	$ 27.59
Granted (in dollars per share) | $ / shares								66.85
Exercised (in dollars per share) | $ / shares							39.01	0.84
Forfeited (in dollars per share) | $ / shares							2.6	94.65
Outstanding at the end of the period (in dollars per share) | $ / shares						61.51	$ 61.51	$ 56.28		$ 27.59
Option vested and expected to vest at the end of the period (in dollars per share) | $ / shares						61.51
Exercisable at the end of the period (in dollars per share) | $ / shares						$ 56.69
Weighted average remaining contractual years to expiry per share
Granted								9 years	9 years
Exercised							6 months 18 days	3 months 29 days	3 months 29 days
Forfeited							0 years	1 year	1 year
Outstanding at the end of the period						6 years 5 months 4 days	7 years 3 months 14 days	6 years 9 months 7 days	6 years 9 months 7 days	2 years 1 month 2 days
Options vested and expected to vest at the end of the period						6 years 5 months 4 days
Exercisable at the end of the period						5 years 10 months 28 days
Weighted average fair value at grant date
Options Weighted average fair value at grant date | $ / shares						$ 41.09	$ 41.09	$ 37.55	$ 37.55	$ 18.31
Options vested and expected to vest as of December 31, 2019						41.09
Exercisable at the end of the period (in dollars per share) | $ / shares						$ 37.77
Weighted average intrinsic value per option
Weighted average intrinsic value per option | $ / shares						6.69	$ (19.51)	$ 84.27		$ 43.26
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares						6.69
Exercisable at the end of the period (in dollars per share) | $ / shares						$ 11.51
Aggregate intrinsic value
Options vested and expected to vest at the end of the period | ¥												¥ 38,829,493
Exercisable at the end of the period | ¥												35,108,958
Aggregate intrinsic value | ¥												¥ 38,829,460	¥ (113,305,854)	¥ 631,047,468	¥ 99,318,793
Binomial model
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)								0.00%	0.00%
Risk-free interest rate (as a percent)								2.08%	2.08%
Expected volatility (as a percent)								59.41%	59.41%
Expected life								10 years	10 years
Weighted average fair value of underlying ordinary shares | $ / shares								$ 44.77
Minimum
Share-based Payments
Expiration period from grant date						5 years
Post-termination exercise period						3 months
Maximum
Share-based Payments
Expiration period from grant date						10 years
Post-termination exercise period						9 months
Employees | Binomial model
Share-based Payments
Estimated forfeiture rate (as a percent)						26.00%	29.00%	28.00%	28.00%
Share option
Options outstanding
Granted (in shares)		660,000	660,000
Weighted average exercise price per share
Exercised (in dollars per share) | (per share)		$ 26.3	¥ 180.83
Class A ordinary shares
Options outstanding
Exercised (in shares)						0	(1,646,137)	(157,429)	(157,429)
2011 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation																	7,350,000
2012 Stock Incentive Plan
Share-based Payments
Maximum aggregate number of shares that may be issued per calendar year											1,500,000
2012 Stock Incentive Plan | Restricted shares | Employees
Share-based Payments
Estimated forfeiture rate (as a percent)						26.00%	29.00%	28.00%	28.00%
2012 Stock Incentive Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation											9,000,000
2014 Plan
Share-based Payments
Automatic increase of authorized ordinary shares																1.50%
Weighted average exercise price per share
Granted (in dollars per share) | (per share)	$ 66.85								$ 453.88
2014 Plan | Senior management
Weighted average exercise price per share
Exercised (in dollars per share) | (per share)				$ 68.35	¥ 444.71
2014 Plan | Share option | Senior management
Options outstanding
Granted (in shares)				1,320,000	1,320,000
2014 Plan | Restricted shares | Senior management
Options outstanding
Granted (in shares)				900,000	900,000
2014 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation																5,366,998